Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

October 31, 2020

RW34-QTLY-1220
1.858597.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	15,201	$243,365
Fidelity Series Commodity Strategy Fund (a)	42,772	180,497
Fidelity Series Large Cap Growth Index Fund (a)	11,585	159,413
Fidelity Series Large Cap Stock Fund (a)	12,520	172,776
Fidelity Series Large Cap Value Index Fund (a)	28,680	328,389
Fidelity Series Small Cap Opportunities Fund (a)	6,318	81,821
Fidelity Series Value Discovery Fund (a)	9,606	118,920
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,270,065)		1,285,181

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	6,343	61,967
Fidelity Series Emerging Markets Fund (a)	6,682	64,482
Fidelity Series Emerging Markets Opportunities Fund (a)	26,886	578,055
Fidelity Series International Growth Fund (a)	8,979	161,703
Fidelity Series International Index Fund (a)	6,965	66,444
Fidelity Series International Small Cap Fund (a)	3,401	59,696
Fidelity Series International Value Fund (a)	19,689	162,437
Fidelity Series Overseas Fund (a)	15,163	161,036
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,195,131)		1,315,820

Bond Funds - 47.4%
Fidelity Series Corporate Bond Fund (a)	48,759	541,712
Fidelity Series Emerging Markets Debt Fund (a)	5,126	45,984
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	613	6,133
Fidelity Series Floating Rate High Income Fund (a)	1,139	10,050
Fidelity Series Government Bond Index Fund (a)	59,311	650,043
Fidelity Series High Income Fund (a)	5,666	51,503
Fidelity Series Inflation-Protected Bond Index Fund (a)	64,074	682,384
Fidelity Series International Credit Fund (a)	249	2,578
Fidelity Series Investment Grade Bond Fund (a)	61,832	724,058
Fidelity Series Investment Grade Securitized Fund (a)	47,606	497,483
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,435	164,026
Fidelity Series Real Estate Income Fund (a)	3,051	30,391
TOTAL BOND FUNDS
(Cost $3,253,357)		3,406,345

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	237,122	237,122
Fidelity Series Short-Term Credit Fund (a)	20,715	211,707
Fidelity Series Treasury Bill Index Fund (a)	72,430	725,026
TOTAL SHORT-TERM FUNDS
(Cost $1,168,778)		1,173,855
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,887,331)		7,181,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(477)
NET ASSETS - 100%		$7,180,724

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$236,160	$67,989	$22,683	$50,863	$454	$(38,555)	$243,365
Fidelity Series Canada Fund	59,736	7,588	3,133	--	(39)	(2,185)	61,967
Fidelity Series Commodity Strategy Fund	169,680	17,893	13,721	778	(680)	7,325	180,497
Fidelity Series Corporate Bond Fund	515,219	78,858	35,891	9,030	(189)	(16,285)	541,712
Fidelity Series Emerging Markets Debt Fund	44,112	4,915	1,929	561	(12)	(1,102)	45,984
Fidelity Series Emerging Markets Debt Local Currency Fund	--	6,133	--	--	--	--	6,133
Fidelity Series Emerging Markets Fund	59,972	6,496	4,381	--	48	2,347	64,482
Fidelity Series Emerging Markets Opportunities Fund	546,722	52,814	43,937	--	915	21,541	578,055
Fidelity Series Floating Rate High Income Fund	9,293	1,160	466	108	2	61	10,050
Fidelity Series Government Bond Index Fund	609,378	101,912	37,375	11,588	(215)	(23,657)	650,043
Fidelity Series Government Money Market Fund 0.14%	153,729	143,875	60,482	92	--	--	237,122
Fidelity Series High Income Fund	48,442	5,927	2,333	660	(4)	(529)	51,503
Fidelity Series Inflation-Protected Bond Index Fund	640,264	73,755	34,934	133	(43)	3,342	682,384
Fidelity Series International Credit Fund	2,563	20	--	19	--	(19)	2,578
Fidelity Series International Growth Fund	158,331	11,706	8,673	--	87	252	161,703
Fidelity Series International Index Fund	65,010	5,523	2,984	--	(12)	(1,093)	66,444
Fidelity Series International Small Cap Fund	53,133	6,494	2,457	--	29	2,497	59,696
Fidelity Series International Value Fund	157,835	17,765	7,093	--	(200)	(5,870)	162,437
Fidelity Series Investment Grade Bond Fund	679,797	125,059	43,335	32,025	(228)	(37,235)	724,058
Fidelity Series Investment Grade Securitized Fund	459,586	76,427	28,190	10,989	(59)	(10,281)	497,483
Fidelity Series Large Cap Growth Index Fund	162,050	6,675	12,165	--	771	2,082	159,413
Fidelity Series Large Cap Stock Fund	165,650	22,094	7,421	5,825	24	(7,571)	172,776
Fidelity Series Large Cap Value Index Fund	313,704	30,040	15,898	--	233	310	328,389
Fidelity Series Long-Term Treasury Bond Index Fund	156,874	31,002	11,345	784	(48)	(12,457)	164,026
Fidelity Series Overseas Fund	158,643	14,726	8,342	--	-1	(3,990)	161,036
Fidelity Series Real Estate Income Fund	27,974	3,879	1,465	581	(3)	6	30,391
Fidelity Series Short-Term Credit Fund	211,091	1,442	--	1,430	--	(826)	211,707
Fidelity Series Small Cap Opportunities Fund	79,129	7,516	6,673	503	94	1,755	81,821
Fidelity Series Treasury Bill Index Fund	724,826	200	--	198	--	--	725,026
Fidelity Series Value Discovery Fund	111,933	10,969	7,035	--	87	2,966	118,920
Total	$6,780,836	$940,852	$424,341	$126,167	$1,011	$(117,171)	$7,181,201

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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